Schedule I-Registrant's Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I-Registrant's Condensed Financial Statements

Schedule I-Registrant’s Condensed Financial Statements

SeaWorld Entertainment, Inc.

Parent Company Only

Condensed Balance Sheets

as of December 31, 2012 and 2011

(In thousands, except share and per share amounts)

	2012	2011
Assets
Current Assets:
Cash	$203	$3,180

Total current assets	203	3,180
Investment in wholly owned subsidiary	451,102	872,467

Total Assets	$451,305	$875,647

Liabilities and Stockholders’ Equity
Current Liabilities:
Accrued Liabilities	$203	$3,180

Total current liabilities	203	3,180

Total liabilities	203	3,180

Commitments and contingencies
Stockholders’ Equity:
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; issued and outstanding, 82,737,008 shares in 2012 and 82,418,808 in 2011	827	824
Additional paid-in capital	456,923	955,735
Accumulated deficit	(6,648)	(84,092)

Total stockholders’ equity	451,102	872,467

Total Liabilities and Stockholders’ Equity	$451,305	$875,647

See accompanying notes to condensed financial statements

SeaWorld Entertainment, Inc.

Parent Company Only

Condensed Statements of Operations and Comprehensive Income (Loss)

for the Years Ended December 31, 2012, 2011 and 2010

(In thousands)

	2012	2011	2010
Equity in net income (loss) of subsidiary	$77,444	$19,113	$(45,464)

Net income (loss)	77,444	19,113	(45,464)

Other comprehensive loss	—	—	—

Comprehensive income (loss)	$77,444	$19,113	$(45,464)

See accompanying notes to condensed financial statements

SeaWorld Entertainment, Inc.

Parent Company Only

Condensed Statements of Cash Flows

for the Years Ended December 31, 2012 and 2011 and 2010

(In thousands)

	2012	2011	2010
Cash Flows From Operating Activities:
Net income (loss)	$77,444	$19,113	$(45,464)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (income) loss of subsidiary	(77,444)	(19,113)	45,464

Net cash provided by (used in) operating activities	—	—	—

Cash Flows From Investing Activities:
Capital contributed to subsidiary	—	(2,736)	—
Dividend received from subsidiary (return of capital)	500,000	100,000	—

Net cash provided by investing activities	500,000	97,264	—

Cash Flows From Financing Activities:
Net proceeds from issuance of common stock	—	12,836	—
Dividend paid to stockholders (return of capital)	(502,977)	(106,920)	—

Net cash used in financing activities	(502,977)	(94,084)	—

Change in Cash and Cash Equivalents	(2,977)	3,180	—
Cash and Cash Equivalents—Beginning of year	3,180	—	—

Cash and Cash Equivalents—End of year	$203	$3,180	$—

See accompanying notes to condensed financial statements

Notes to Condensed Parent Company Only Financial Statements

1. DESCRIPTION OF SEAWORLD ENTERTAINMENT, INC.

SeaWorld Entertainment, Inc. (the “Parent”) was incorporated in Delaware on October 2, 2009 to effect the purchase of all the outstanding equity interests of Busch Entertainment LLC and affiliates from Anheuser-Busch Companies, Inc. The Parent has no operations or significant assets or liabilities other than its investment in SeaWorld & Parks Entertainment, Inc. (“SEA”). Accordingly, the Parent is dependent upon distributions from SEA to fund its obligations. However, under the terms of SEA’s various debt agreements, SEA’s ability to pay dividends or lend to the Parent is restricted, except that SEA may pay specified amounts to the Parent to fund the payment of the Company’s tax obligations.

2. BASIS OF PRESENTATION

The accompanying condensed financial statements (parent company only) include the accounts of the Parent and its investment in SEA accounted for in accordance with the equity method, and do not present the financial statements of the Parent and its subsidiary on a consolidated basis. These parent company only financial statements should be read in conjunction with the SeaWorld Entertainment, Inc. consolidated financial statements.

3. GUARANTEES

On December 1, 2009, SEA entered into senior secured credit facilities (the “Senior Secured Credit Facilities”) and issued senior notes (the “Senior Notes”). The Senior Secured Credit Facilities were amended on February 17, 2011, April 15, 2011 and March 30, 2012.

Under the terms of the Senior Secured Credit Facilities, the obligations of SEA are fully, unconditionally and irrevocably guaranteed by Parent, any subsidiary of Parent that directly or indirectly owns 100% of the issued and outstanding equity interest of SEA, and subject to certain exceptions, each of SEA’s existing and future material domestic wholly-owned subsidiaries (collectively, the “Guarantors”).

The obligations under the Senior Notes are guaranteed by the same Guarantors as under the Senior Secured Credit Facilities. In the event of a default under the Senior Notes, the principal and accrued interest would become immediately due and payable (subject to, in some cases, grace periods).

4. DIVIDENDS FROM SUBSIDIARIES

The Parent received dividends in the amount of $500,000 and $100,000 from SEA on March 30, 2012 and September 29, 2011, respectively, which has been reflected as a return of capital in the accompanying condensed financial statements. On those same dates, the Parent declared dividends (defined as a restricted payment in the Senior Secured Credit Facilities) of $500,000 and $110,100 to the Partnerships, of which $609,897 was paid as of December 31, 2012. This dividend has also been reflected as a return of capital in the accompanying condensed financial statements.

5. SUBSEQUENT EVENT

Stock Split and Authorized Shares

On April 7, 2013, the Parent’s Board of Directors authorized an eight-for-one split of the Parent’s common stock which was effective on April 8, 2013. The Parent retained the current par value of $0.01 per share for all shares of common stock after the stock split, and accordingly, stockholders’ equity on the accompanying consolidated balance sheets reflects the stock split by reclassifying from “Additional paid-in capital” to “Common stock” an amount equal to the par value of the additional shares arising from the split. The Parent’s historical share information has been retroactively adjusted to give effect to this stock split.

Contemporaneously with the stock split, on April 8, 2013, the Parent’s Board of Directors approved an increase in the number of authorized shares of common stock to 1 billion shares.